Debt	12 Months Ended
Dec. 31, 2022
Debt
Debt

6.   Debt

As of  December 31, 2022, the Company had three loan facilities, which it has used primarily to finance vessel acquisitions or vessels under construction, or to refinance such original financings, and also for working capital. The Company’s applicable ship-owning subsidiaries have granted first-priority mortgages against the relevant vessels in favor of the lenders as security for the Company’s obligations under the loan facilities, which totaled 19 vessels as of December 31, 2022. ASC and its subsidiary Ardmore Shipping LLC have provided guarantees in respect of the loan facilities and ASC has granted a guarantee over its trade receivables in respect of the ABN AMRO Revolving Facility. These guarantees can be called upon following a payment default.

The outstanding principal balances in the table below approximate the fair value for the Company’s variable-rate debt, which is considered to be a Level 2 item for fair values purposes as the Company considers the estimate of rates it could obtain for similar debt.  The fair value of an asset or liability is based on assumptions that market participants would use in pricing the asset or liability.  The hierarchies of inputs used when determining fair value are described below:

Level 1: Valuations based on quotes prices in active markets for identical instruments that the Company is able to access.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these instruments does not entail a significant degree of judgment.

Level 2: Valuations based on quoted prices in active markets for instruments that are similar, or quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3: Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The outstanding principal balances on each loan facility as of December 31, 2022 and 2021 were as follows:

	As of December 31
In thousands of U.S. Dollars	2022	2021
Old Nordea/SEB Joint Bank Facility and Nordea / SEB Revolving Facility	—	85,553
Nordea/SEB Revolving Facility	22,500	—
Old ABN/CACIB Joint Bank Facility	—	51,339
ABN/CACIB Joint Bank Facility	104,927	—
ABN AMRO Revolving Facility	3,184	1,680
IYO Bank Facility	—	8,400
Total debt	130,611	146,972
Deferred finance fees	(1,815)	(1,871)
Net total debt	128,796	145,101
Current portion of long-term debt	13,429	15,834
Current portion of deferred finance fees	(502)	(731)
Total current portion of long-term debt	12,927	15,103
Non-current portion of long-term debt	115,869	129,998

Future minimum scheduled repayments under the Company’s loan facilities for each year are as follows:

As of
December 31
In thousands of U.S. Dollars	2022
2023	13,429
2024	13,429
2025	16,613
2026	13,429
2027	73,711
130,611

Old Nordea / SEB Joint Bank Facility and Nordea / SEB Revolving Facility

On December 11, 2019, eight of ASC’s subsidiaries entered into a $100 million long-term loan facility and a $40 million revolving credit facility with Nordea Bank AB (publ) (“Nordea”) and Skandinaviska Enskilda Banken AB (publ) (“SEB”). The facility was fully drawn down in December 2020 and 2019. Interest was calculated at a rate of LIBOR plus 2.4%. Principal repayments on the term loans were made on a quarterly basis, with a balloon payment payable with the final installment. The revolving facility could be drawn down or repaid with five days‘ notice.

On June 25, 2021, Ardmore partially repaid the facility in connection with the refinancing of two of the vessels under a new sale and leaseback arrangement. The revolving credit facility was repaid in full on July 27, 2022 and the term loan facility was repaid in full on August 5, 2022 and refinanced with the Nordea / SEB revolving facility discussed below, which was accounted for as a modification.

Nordea / SEB Revolving Facility

On August 5, 2022, 12 of ASC’s subsidiaries entered into a $185.5 million sustainability-linked revolving credit facility with Nordea and SEB (the “Nordea / SEB Revolving Facility”), the proceeds of which were used to refinance 12 vessels, including six vessels previously financed under lease arrangements. Interest is calculated at a rate of SOFR plus 2.5% (Adjusted SOFR, equivalent to LIBOR, plus a margin of 2.25%). The revolving credit facility may be drawn down or repaid with five days‘ notice. The revolving credit facility matures in June 2027. As of December 31, 2022, $22.5 million of the revolving credit facility was drawn down and $158.2 million was undrawn.

Old ABN/CACIB Joint Bank Facility

On December 11, 2019, four of ASC’s subsidiaries entered into a $61.5 million long-term loan facility with ABN AMRO Bank N.V. (“ABN AMRO”) and Credit Agricole Corporate and Investment Bank (“CACIB”). Interest was calculated at a rate of LIBOR plus 2.4%. Principal repayments on the term loans were made on a quarterly basis, with a balloon payment payable with the final installment. On August 5, 2022, the loan facility was repaid in full and refinanced with the ABN / CACIB facility discussed below, which was accounted for as a modification.

ABN/CACIB Joint Bank Facility

On August 5, 2022, seven of ASC’s subsidiaries entered into a $108 million sustainability-linked long-term loan facility with ABN AMRO and CACIB (the “ABN/CACIB Joint Bank Facility”), the proceeds of which were used to finance seven vessels, including three vessels previously financed under lease arrangements. Interest is calculated at SOFR plus 2.5% (Adjusted SOFR, equivalent to LIBOR, plus a margin of 2.25%). Principal repayments on the term loans are made on a quarterly basis, with a balloon payment payable with the final installment. The loan facility matures in August 2027.

Old ABN AMRO Revolving Facility

On October 24, 2017, the Company entered into a $15 million revolving credit facility with ABN AMRO to fund working capital. Interest under this facility was calculated at a rate of LIBOR plus 3.9%. On October 7, 2021, the Company exercised an option to extend this facility for a further year to June 2023. Interest payments were payable on a quarterly basis. The facility was repaid in full in July 2022.

ABN AMRO Revolving Facility

On August 9, 2022, the Company entered into a new sustainability-linked $15 million revolving credit facility with ABN AMRO to fund working capital. Interest under this facility is calculated at a rate of SOFR plus 3.9%. Interest payments are payable on a quarterly basis. The facility matures in August 2025 with further options for extension.

IYO Bank Facility

On December 17, 2020, one of ASC’s subsidiaries entered into a $10.0 million long-term loan facility with IYO Bank to finance a secondhand vessel acquisition which delivered to the Company in 2020. The facility was drawn down in December 2020. Interest is calculated at a rate of LIBOR plus 2.25%. The facility was repaid in full in December 2022.

Long-term debt financial covenants

The Company’s existing long-term debt facilities described above include certain covenants. The financial covenants require that the Company:

●	maintain minimum solvency of not less than 30%;
●	maintain minimum cash and cash equivalents (of which at least 60% of such minimum amount is held in cash and which includes the undrawn portion of the Nordea/SEB Revolving Facility), based on the number of vessels owned and chartered-in and 5% of outstanding debt; the required minimum cash and cash equivalents as of December 31, 2022, was $18.75 million;
●	ensure that the aggregate fair market value of the applicable vessels plus any additional collateral is, depending on the facility, no less than 130% of the debt outstanding for the applicable facility;
●	maintain a corporate net worth of not less than $200 million; and
●	maintain positive working capital, excluding current portion of debt and leases, balloon repayments and amounts outstanding under the ABN AMRO Revolving Facility, provided that the facility has a remaining maturity of more than three months.

The Company was in full compliance with all of its long-term debt financial covenants as of December 31, 2022 and 2021.